LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 43.3
2021	31.6
2022	24.1
2023	18.0
2024	10.6
Thereafter	14.2
Total Lease Payments	141.8
Less: Imputed Interest	(28.6)
Present value of lease liabilities	$ 113.2
Future minimum annual rentals previously disclosed in 2018
2019		$ 51.4
2020		37.2
2021		25.4
2022		17.9
2023		12.4
Thereafter		19.2
Total noncancelable long-term leases		$ 163.5